Accounts Receivable, Net - Schedule of Trade Accounts Receivable (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Trade Accounts Receivable [Abstract]
Accounts receivable	$ 6,537,750	¥ 44,359,289	¥ 19,102,831
Allowance for expected credit losses	(97,487)	(661,456)	(662,349)
Total	$ 6,440,263	¥ 43,697,833	¥ 18,440,482